12. Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Note 12. Income Taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income. As a result of the 2017 Tax Act, the federal corporate income tax rate decreased from 35% to 21% effective January 1, 2018. The 2017 deferred tax expense and total income tax expense were impacted by a one-time charge of $410,304 in 2017 for the revaluation of the Company’s net deferred tax asset to reflect the 21% enacted tax rate in future periods.

Federal income tax expense for the years ended December 31 was as follows:

	2018	2017

Currently paid or payable	$1,749,624	$2,124,999
Deferred (benefit) expense	(11,359)	784,331
Total income tax expense	$1,738,265	$2,909,330

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 21 percent in 2018 and 34 percent in 2017 primarily due to the following for the years ended December 31:

	2018	2017

Computed expense at statutory rates	$2,128,517	$3,107,813
Tax exempt interest and BOLI	(291,550)	(484,454)
Disallowed interest	11,631	13,867
Partnership rehabilitation and tax credits	(437,229)	(549,897)
Low income housing investment amortization expense	323,948	278,296
NMTC amortization expense	0	129,078
Deferred tax asset revaluation to enacted tax rates	0	410,304
Other	2,948	4,323
	$1,738,265	$2,909,330

The deferred income tax (benefit) expense consisted of the following items for the years ended December 31:

	2018	2017

Depreciation	$25,782	$12,377
Mortgage servicing rights	(16,451)	(184,146)
Deferred compensation	3,681	281,886
Bad debts	(34,533)	652,671
Limited partnership amortization	(20,129)	(15,573)
Investment in CFS Partners	(1,014)	(39,644)
Core deposit intangible	0	(92,715)
Loan fair value	(2,228)	(13,531)
OREO write down	13,860	80
Revaluation effect of unrealized loss on debt securities AFS	0	45,106
Prepaid expenses	(846)	80,325
Other	20,519	57,495
Deferred tax (benefit) expense	$(11,359)	$784,331

Listed below are the significant components of the net deferred tax asset at December 31:

	2018	2017

Components of the deferred tax asset:
Bad debts	$1,176,534	$1,142,001
Deferred compensation	16,599	20,280
Contingent liability - MPF program	17,838	17,793
OREO write down	0	13,860
Capital lease	23,287	32,609
Unrealized loss on debt securities AFS	172,143	72,859
Other	11,968	23,210
Total deferred tax asset	$1,418,369	$1,322,612

Components of the deferred tax liability:
Depreciation	257,463	231,681
Limited partnerships	16,407	36,536
Mortgage servicing rights	211,039	227,490
Investment in CFS Partners	74,377	75,391
Prepaid expenses	79,479	80,325
Fair value adjustment on acquired loans	6,171	8,399
Total deferred tax liability	644,936	659,822
Net deferred tax asset	$773,433	$662,790

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements. The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 31, 2015 through 2018.